Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other liabilities.
General expenses payable	$ 74,527	$ 44,714
Insurance liabilities	22,465	20,488
Lease liabilities	$ 15,853	$ 14,174
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total other liabilities	Total other liabilities
Legacy asset recovery incentive compensation	$ 20,816	$ 9,643
Audit fees payable	2,163	2,324
Tax payable	4,226	2,561
Payable for capital provision assets	2,965
Total other liabilities	$ 143,015	$ 93,904